Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 56	$ 52
Geological consulting fees - capitalized		18
Management fees - expensed	374	379
Salaries - expensed	95	80
Share-based payments		192
Total	$ 525	$ 721